SCHEDULE OF BANK LOANS (Details) (Parenthetical) - Secured Floating Rate Bank Loans [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Singapore Interbank Offered Rate SIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	1.25%
London Interbanks Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	1.25%